SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS	6 Months Ended
Jun. 30, 2025
Senior Convertible Preferred Shares And Warrants
SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS

14. SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS

2022 Subscription Agreement

In June 2022, the Company entered into another definitive agreement with affiliates of an existing shareholder, NIO Capital. Pursuant to the definitive agreement, NIO Capital had agreed with the Company for the subscription of 714,285,714 senior convertible preferred shares for an aggregate amount of US$100.0 million, which was to be paid in multiple instalments. The first payment for the par value of these preferred shares of US$71.4 thousand was made by NIO Capital in July 2022. In October 2022 and March 2023, a total of US$9.9 million and US$8.4 million was paid by NIO Capital The remaining US$81.6 million was recorded in “Subscription receivable from shareholders” and reflected as a deduction from mezzanine equity as of March 31, 2023. Subsequently on April 4, 2023, NIO Capital, NBNW Investment Limited (“NBNW”, an affiliate of NIO Capital) and the long-term debt holders of the Company, namely WP, TPG, and Magic Carpet, entered into assignment agreements to assign all the rights under the then outstanding long-term debt of US$61.6 million to NBNW and then further assign to NIO Capital. Concurrently, the Company entered into a supplemental agreement with NIO Capital, and agreed to offset its subscription receivable by US$61.6 million with its obligation under long-term debt due to NIO Capital after the assignment. This supplemental agreement resulted in a remaining US$20 million amount due to the Company from NIO Capital relating to the aforementioned senior convertible shares subscription agreement. In April and October 2023, subscription receivable of US$1.6 million and US$2 million was received. In May, June and July 2024, the subscription receivables amounting to US$7.0 million (equivalent to RMB49.8 million) were received, and the remaining subscription receivable of US$9.4 million (equivalent to RMB60.5 million) was presented as subscriptions receivable, a contra-equity balance on the Unaudited Interim Condensed Consolidated Balance Sheets as of June 30, 2025 after the conversion of all the preferred shares into Class A ordinary shares in March 2024. Subsequently in September 2025, the Company has received such consideration receivable of US$9.4 million due from NIO Capital for the issuance of its senior convertible preferred shares, which had been converted into ordinary shares in March 2024.

UXIN LIMITED

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

14. SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS (CONTINUED)

2024 Subscription Agreement

On March 26, 2024, the Company entered into definitive agreements with Xin Gao Group Limited (“Xin Gao”) and issued 1,440,922,190 senior convertible preferred shares at conversion price of US$0.004858 per Class A ordinary share for an aggregate amount of US$7.0 million. As Xin Gao is controlled by Mr. Kun Dai, the Chairman of the Board of Directors and Chief Executive Officer of Company and the fair value of the senior convertible preferred shares is higher than the consideration received from Xin Gao, a share-based compensation expense of US$4.0 million (equivalent to RMB28.7 million) equal to the difference between the fair value of the preferred shares issued and the consideration received was recorded in general and administrative expenses in March 2024.

On March 27, 2024, as agreed by all preferred shareholders, all senior convertible preferred shares were converted into Class A ordinary shares.

The major rights, preferences and privileges of the senior convertible preferred shares under the 2024 Subscription Agreement and 2022 Subscription Agreement are as follows:

Conversion rights

Each senior convertible preferred share shall be convertible, at any time and from time to time from and after the applicable original issue date of 2022 Subscription Agreement.

The conversion price down round feature is triggered when the Company provides for a lower conversion price in subsequent convertible preferred shares offerings. The provision of a lower conversion price results in the repricing of existing convertible preferred offerings to match any such lower stated conversion rate.

According to 2022 Subscription Agreement, the conversion price for each senior convertible preferred share shall be US$0.14 per Class A ordinary share. In August 2023, Joy Capital exercised its warrants to purchase senior convertible preferred shares and the Company issued senior convertible preferred shares to Joy Capital at conversion price of US$0.0457 per Class A ordinary share. The conversion price for each senior convertible preferred share outstanding as of the date were further adjusted to US$0.0457 per Class A ordinary share. On March 26, 2024, the Company issued senior convertible preferred share to Xin Gao Group Limited at conversion price of US$0.004858 per Class A ordinary share. As a result, the conversion price for each senior convertible preferred share outstanding as of the date were further adjusted to US$0.004858 per Class A ordinary share. On March 27, 2024, as agreed by all preferred shareholders, all senior convertible preferred shares were converted into Class A ordinary shares at conversion price at US$0.004858 per ordinary share.

Voting rights

Holder of each senior convertible preferred share shall be entitled to vote that number of votes equal to the largest number of whole shares of Class A ordinary shares into which each such senior convertible preferred shares could be converted.

Dividends

Each senior convertible preferred share shall have the right to receive dividends, on as converted and non-cumulative basis, when, as and if declared by the Board. No dividend shall be paid on the ordinary shares at any time unless and until all dividends on the senior convertible preferred share have been paid in full. No dividends on preferred and ordinary shares have been declared since the issuance date until June 30, 2025.

Liquidation Preference

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, each senior convertible preferred shareholder shall be entitled to receive out of the assets, whether capital or surplus, of the Company an amount equal to one hundred and fifty percent (150%) of applicable stated value, per senior convertible preferred share held by such holder, plus any accrued and unpaid dividends, before any distribution or payment shall be made to the holders of any junior securities.

UXIN LIMITED

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

14. SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS (CONTINUED)

Redemption Rights

At any time and from time to time, upon written notice of each holder of senior convertible preferred share, the Company shall redeem all or part of the senior convertible preferred share held by such holder at the redemption price (as defined below), provided that any of the following events occurs: (i) any material breach of any of the representations, warranties or covenants by the Company; (ii) any conviction of breaches or violation of Applicable Law by the Company which is reasonably expected to have a material adverse effect; (iii) during the principal lock-up period, all or part of the 40,809,861 Class B ordinary shares held by the principal parties shall be subject to enforcement, foreclosure, freezing order or other judicial measures; (iv) the principal’s employment with the Company shall be terminated for whatever reason; (v) the Company shall fail to have available a sufficient number of authorized and unreserved Class A ordinary shares to issue to such holder upon a conversion hereunder; (vi) there shall have occurred a bankruptcy event; (vii) the ADSs shall fail to be listed or quoted for trading on a trading market for more than five (5) Trading Days, which need not be consecutive trading days; (viii) the electronic transfer by the Company of ADSs through the depository trust company or another established clearing corporation is no longer available or is subject to a “chill”; (ix) with respect to the senior convertible preferred shares issued pursuant to the 2022 Subscription Agreement only, the Company shall receive any notice (whether written or not) from any holder of a 2024 Note declaring accelerate payment of its outstanding principal and interests accruing thereon under the 2024 Note held by it based on occurrence of any Event of Default under the 2024 Notes (whether actual of alleged).   Redemption price is defined as sum of the aggregate amount of the stated value (as adjusted for any share dividends, combinations, splits, recapitalizations and the like), plus an amount accruing at a compound annual rate of eight percent (8%) of such stated value for a period of time commencing from the original issue date and ending on the redemption closing date plus any accrued but unpaid dividends.

Accounting for senior convertible preferred share and warrants

The Company classified the senior convertible preferred shares in the mezzanine equity section of the Consolidated Balance Sheets because certain redemption features allow the senior convertible preferred shareholders to force the Company to redeem the preferred shares and therefore, the senior convertible preferred shares are considered contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control. The senior convertible preferred share is carried at the amount recorded at inception and no accretion to the redemption value is needed until it becomes probable that the preferred shares will become redeemable. Continual evaluation is performed to assess whether probable of becoming redeemable.

The Company classified the warrants in the warrant liabilities and recorded at fair value initially with subsequent changes in fair value recorded in the profit and loss as warrants issued with redeemable share are liabilities within the scope of ASC 480. Warrants issued in connection with debt or equity, if the warrants are classified as a liability and recorded at fair value with changes in fair value recorded in the profit and loss, then the proceeds should be allocated first to the warrants based on their fair value (not relative fair value). The residual should be allocated to the base debt or equity instrument. Therefore, all proceeds were allocated to warrants on July 12, 2021, as the fair value of the warrants on that day was higher than total proceeds received. Besides, financial liabilities that are required to be measured at fair value should be recorded at fair value with the excess of the fair value over the net proceeds received recognized as a loss in the profit and loss.

The Company classified the obligation for the second closing as forward contracts as the investors were obligated to purchase and the Company was required to issue the shares within that twelve-month period since the first closing date. Forward contracts were recorded at fair value initially with subsequent fair value changes to be recorded through profit and loss.

The Company determined that, the reduction of the conversion price for senior convertible preferred shares in March 2024 triggered the down round feature operative within the then existing senior convertible preferred shares. The fair value impact related to the reduction in the conversion price of the senior convertible preferred shares in March 2024, amounting to RMB1,781.5 million, was recorded as a charge to accumulated deficit and a credit to additional paid in capital in permanent equity.

UXIN LIMITED

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

14. SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS (CONTINUED)

Accounting for senior convertible preferred share and warrants (continued)

The Company’s senior convertible preferred shares activities for the six months ended June 30, 2024 and 2025 were summarized below (except the fair value impact of the down round feature which solely affected the classification of permanent equity):

Preferred shares
RMB

Beginning balance as of December 31, 2023	1,222,535
Issuance of senior convertible preferred shares	78,379
Conversion to Class A ordinary shares	(1,300,914)
Ending balance as of June 30, 2024, December 31, 2024 and June 30, 2025	-